Memorandum items - Litigation, investigations and reviews (Details) £ / shares in Units, £ in Millions, SFr in Millions, $ in Millions, $ in Millions, $ in Millions										1 Months Ended						2 Months Ended	10 Months Ended	12 Months Ended
	Oct. 26, 2017 GBP (£)	Oct. 05, 2017 action	Jul. 10, 2017 item	Feb. 03, 2017 USD ($)	Feb. 02, 2017 CHF (SFr) individual	May 11, 2016 USD ($)	Dec. 23, 2015 USD ($)	Dec. 15, 2015 USD ($)	May 20, 2015 USD ($)	Jan. 31, 2017 CAD ($)	Dec. 31, 2016 GBP (£) shareholder	Dec. 31, 2015 item	Sep. 30, 2015 item	Mar. 31, 2015 item	Feb. 28, 2014 action	Dec. 31, 2015 complaint	Oct. 31, 2016 GBP (£)	Dec. 31, 2017 SGD ($) Institution item	Dec. 31, 2017 USD ($) Institution item action	Dec. 31, 2017 GBP (£) Institution item £ / shares	Dec. 31, 2016 GBP (£)	Dec. 31, 2015 company	Dec. 31, 2012 GBP (£)	Dec. 31, 2017 GBP (£) action	Nov. 30, 2014 USD ($)	Nov. 30, 2014 GBP (£)
Memorandum items
Estimated costs associated with the complaints review process and the automatic refund of complex fees																					£ 223.0
Payment protection insurance
Memorandum items
Provisions made																				£ 107.0
Total aggregate provisions																								£ 3,000.0
Provision utilised																				2,400.0
Interest rate hedging products (IRHP) redress programme
Memorandum items
Total aggregate provisions																								1,000.0
Investment advice review
Memorandum items
Total aggregate provisions																								105.0
Provision utilised																				71.0
Packaged accounts
Memorandum items
Total aggregate provisions																								229.0
Redress
Memorandum items
Provision utilised																				78.0
Redress | Payment protection insurance
Memorandum items
Provisions made																				2,700.0
Administrative expenses | Payment protection insurance
Memorandum items
Provisions made																				£ 300.0
FCA | Payment protection insurance
Memorandum items
Payment Protection Insurance policy term																		2 years	2 years	2 years
UK 2008 rights issue shareholder litigation
Memorandum items
Value per share under loss contingency | £ / shares																				£ 2.00
Aggregate value of loss contingency																				£ 4,000.0
Number of shareholders to whom final settlement made | shareholder											4
Number of total shareholders under litigation | shareholder											5
Percentage of claims settlement amount											78.00%
Percentage of claimants action concluded											98.00%
Maximum settlement amount available to claims											£ 900.0
Residential mortgage-backed securities (RMBS) litigation in the US
Memorandum items
Amount of liability on claims																				£ 125.0
Residential mortgage-backed securities (RMBS) litigation in the US | RMBS and other securitised products investigations
Memorandum items
Total aggregate provisions																			$ 2,300.0					£ 1,700.0
Penalty payable	£ 35.0
Residential mortgage-backed securities (RMBS) litigation in the US | District of Connecticut
Memorandum items
Number of former traders entered guilty | item												2		2
Number of securities fraud committed | item												1		1
NPA Term																		1 year	1 year	1 year
Residential mortgage-backed securities (RMBS) litigation in the US, issued by Nomura Holding America Inc and subsidiaries
Memorandum items
Maximum settlement amount | $																			$ 636.0
Estimated net exposure | $																			$ 318.0
Number of RMBS | item																		4	4	4
Total settlement amount paid | $																			$ 55.3
Legal Proceedings Federal Home Loan Banks and Other
Memorandum items
Maximum RMBS issued primarily from 2005 to 2007 | $																			$ 1,000.0
London Interbank Offered Rate (LIBOR)
Memorandum items
Number of other USD LIBOR-related actions | action																			35					35
Number of failed US banks | item			39
JPY LIBOR and Euroyen TIBOR
Memorandum items
Number of purported class actions | action															2
ISDAFIX antitrust litigation
Memorandum items
Amount of liability on claims | $						$ 50.0
ISDAFIX antitrust litigation | CFTC
Memorandum items
Penalty paid | $				$ 85.0
FX antitrust litigation
Memorandum items
Maximum settlement amount | $										$ 13
Total settlement amount paid | $								$ 255.0
Number of purported class actions | item													2
FX antitrust litigation | CFTC
Memorandum items
Penalty payable | $																									$ 290.0
FX antitrust litigation | DOJ
Memorandum items
Penalty payable | $									$ 395.0
FX antitrust litigation | Federal reserve
Memorandum items
Penalty paid | $									$ 274.0
FX antitrust litigation | FCA
Memorandum items
Penalty payable																										£ 217.0
Interest rate swaps antitrust litigation
Memorandum items
Number of complaints filed | complaint																2
Property Alliance Group claim
Memorandum items
Aggregate value of loss contingency																	£ 34.8
Wall Claim
Memorandum items
Aggregate value of loss contingency																				£ 446.7
London Bridge Holdings Ltd and others
Memorandum items
Number of terrorist attacks claims dismissed by court | action		2
Number of terrorist attacks claims denied by company | action		16
Coutts & Co Ltd
Memorandum items
Penalty paid							$ 78.5											$ 2.4
Number of individuals investigating in connection with 1MBD | individual					3
NPA Term																		4 years	4 years	4 years
Disgorge Profits | SFr					SFr 6.5
Tax dispute
Memorandum items
Aggregate value of loss contingency																				£ 80.0
Value-added-tax																							£ 86.0
Number of claimants | company																						10
Alleged money laundering scheme
Memorandum items
Number of financial institutions from UK | Institution																		16	16	16
Minimum | Residential mortgage-backed securities (RMBS) litigation in the US | RMBS and other securitised products investigations
Memorandum items
Amount reimburse customers	£ 9.1
Maximum | SMEs
Memorandum items
Estimated net exposure																								£ 20.0
Maximum | Tax dispute
Memorandum items
Penalty as a percentage of VAT																		100.00%	100.00%	100.00%